Organization and Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2022
Organization and Basis of Presentation [Abstract]
Schedule of Wind Farms	The fleet currently consists of the following vessels:

Vessel Name	Vessel Design	Year Built
Seajacks Scylla	NG14000	2015
Seajacks Zaratan	NG5500	2012
Seajacks Leviathan	NG2500	2009
Seajacks Hydra	NG2500	2014
Seajacks Kraken	NG2500	2009